Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets movement activities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term:
Short-term financial assets receivable	¥ 6,914	¥ 13,552
Allowance for credit losses	(434)	(605)
Short-term financial assets receivable, net	¥ 6,480	12,947
Long-term:
Long-term financial assets receivable		184
Long-term financial assets receivable, net		¥ 184